EMPLOYEE BENEFIT PLANS, Defined Benefit Plan (Details) $ in Millions	3 Months Ended	5 Months Ended
	Dec. 31, 2018 USD ($)	Mar. 31, 2020 USD ($) Plan
Employee Benefit Plans [Abstract]
Defined benefit plan, expected amortization | $		$ 0.0
Current estimates of cash contributions for pension plans required | $		$ 16.4
Judicial Ruling
Employee Benefit Plans [Abstract]
Additional pension liability | $	$ 2.9
Unequal guaranteed minimum pension ruling, period, additional expense amortization	20 years
Pension Plan | UK Pension Plan
Employee Benefit Plans [Abstract]
Number of original closed defined benefit pension plans | Plan		2
Minimum contribution match		5.00%
Number of other defined contribution plans | Plan		3
Number of other defined contribution plans closed to new members | Plan		2
Pension Plan | UK Pension Plan | Other Employee
Employee Benefit Plans [Abstract]
Closed plan maximum contribution		7.00%
Pension Plan | UK Pension Plan | Pilot
Employee Benefit Plans [Abstract]
Closed plan maximum contribution		7.35%
Pension Plan | UK Pension Plan | Maximum
Employee Benefit Plans [Abstract]
Defined benefit plan, average period salary		3 years
Defined benefit plan, rate of compensation increase		5.00%